Income Taxes - Provision for (Benefit from) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Current	$ 14,886	$ 17,634	$ 12,826
Deferred	4,833	4,215	4,734
Total Provision for (benefit from) income taxes	19,719	21,849	17,560
U.S. Federal [Member]
Income Tax [Line Items]
Current	2,101	8,617	5,094
Deferred	(2,536)	1,252	8,070
Total Provision for (benefit from) income taxes	(435)	9,869	13,164
U.S. State and Other [Member]
Income Tax [Line Items]
Current	295	820	229
Deferred	3	70	1,174
Total Provision for (benefit from) income taxes	298	890	1,403
Non - U.S. [Member]
Income Tax [Line Items]
Current	12,490	8,197	7,503
Deferred	7,366	2,893	(4,510)
Total Provision for (benefit from) income taxes	$ 19,856	$ 11,090	$ 2,993